Property, Plant and Equipment	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	March 31,	December 31,
	2018	2017
LNG terminal costs
LNG terminal	$12,690	$12,703
LNG terminal construction-in-process	3,431	3,310
Accumulated depreciation	(982)	(880)
Total LNG terminal costs, net	15,139	15,133
Fixed assets
Fixed assets	23	23
Accumulated depreciation	(17)	(17)
Total fixed assets, net	6	6
Property, plant and equipment, net	$15,145	$15,139

Depreciation expense was $102 million and $64 million during the three months ended March 31, 2018 and 2017, respectively.

We realized offsets to LNG terminal costs of $124 million in the three months ended March 31, 2017 that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Train of the Liquefaction Project, during the testing phase for its construction. We did not realize any offsets to LNG terminal costs in the three months ended March 31, 2018.